Marketable Securities	12 Months Ended
Dec. 31, 2021
Marketable Securities [Abstract]
Marketable Securities
6. Marketable Securities
The Company values its marketable securities using independent pricing services which normally derive security prices from recently reported trades for identical or similar securities, making adjustments based on significant observable transactions. At each balance sheet date, observable market inputs may include trade information, broker or dealer quotes, bids, offers or a combination of these data sources.
The following table summarizes the Company’s marketable debt securities, classified as available-for-sale:

	Fair Value Measurements as of December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
	(in thousands)
Marketable debt securities:
U.S. Treasury bills	$287,699	$1	$(577)	$287,123
U.S. government agency bonds	55,576	—	(189)	55,387

	$343,275	$1	$(766)	$342,510

	Fair Value Measurements as of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
	(in thousands)
Marketable debt securities:
U.S. Treasury bills	$131,927	$12	$—	$131,939
U.S. government agency bonds	29,995	5	—	30,000

	$161,922	$17	$—	$161,939

The Company holds investment grade marketable securities, with less than $0.8 million of marketable debt securities considered to be in an unrealized loss position as of December 31, 2021 and none considered to be in an unrealized loss position as of December 31, 2020. Although the marketable debt securities are held at an unrealized loss position at December 31, 2021, the Company does not intend to sell the marketable securities prior to the value of the securities being recovered. Further, the Company has concluded that it is more likely than not that the marketable securities cost basis values will be recovered prior to sale of the securities and that there are no conditions or events that might require the Company to sell the securities before recovery of the cost basis occurs. As a result, the Company did not record any impairments to marketable securities or reserves for credit losses related to its marketable debt securities during the periods then ended. Marketable securities include $0.2 million and $0.1 million in accrued interest at December 31, 2021 and December 31, 2020, respectively.